Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 184	$ 139
Accounts receivable	2,190	2,465
Current income taxes receivable	309	13
Inventory	1,060	1,152
Prepaids and other	231	174
Investments	305	490
Current portion of other long-term assets	82	54
Current assets	4,361	4,487
Non-current assets
Exploration and evaluation assets	2,436	2,579
Property, plant and equipment	65,752	68,043
Lease assets	1,645	1,789
Other long-term assets	1,082	1,223
Assets	75,276	78,121
Current liabilities
Accounts payable	667	816
Accrued liabilities	2,346	2,611
Current portion of long-term debt	1,343	2,391
Current portion of other long-term liabilities	722	819
Current liabilities	5,078	6,637
Non-current liabilities
Long-term debt	20,110	18,591
Other long-term liabilities	7,564	7,363
Deferred income taxes	10,144	10,539
Liabilities	42,896	43,130
SHAREHOLDERS’ EQUITY
Share capital	9,606	9,533
Retained earnings	22,766	25,424
Accumulated other comprehensive income	8	34
Shareholders' equity	32,380	34,991
Liabilities and shareholders' equity	$ 75,276	$ 78,121